Investments In Affiliated Companies, Partnerships And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Revenues	$ 5,974,744	$ 5,511,549	$ 5,278,521
Gross profit	1,482,954	1,373,283	1,358,048
Net income	215,856	275,469	274,663
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	328,138	294,120	317,763
Gross profit	111,698	111,023	129,374
Net income	$ 10,391	$ 24,416	$ 15,715